Pension and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefit Plans
Schedule of components of pension benefit obligation and the other postretirement benefit obligation including amounts recognized in the consolidated balance sheets

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(Dollars in Millions)
Change in Net Benefit Obligation
Net benefit obligation at beginning of year	$521	$498	$21	$21
Service cost	25	19	1	1
Interest cost	29	28	1	1
Plan participants’ contributions	1	1	—	—
Actuarial loss	43	11	1	1
Benefits paid	(36)	(35)	(1)	(3)
Change in plan	—	(1)	—	—
Net benefit obligation at end of year	583	521	23	21
Change in Plan Assets
Fair value of plan assets at beginning of year	429	374	—	—
Actual return on plan assets	15	45	—	—
Employer contributions	40	45	1	3
Benefits paid	(36)	(35)	(1)	(3)
Fair value of plan assets at end of year	448	429	—	—
Funded status at end of year	$(135)	$(92)	$(23)	$(21)
Amounts recognized in the consolidated balance sheets consist of:
Accounts payable and accrued liabilities	$(6)	$(5)	$(2)	$(2)
Other liabilities and deferred credits	(129)	(87)	(21)	(19)
Deferred tax assets	94	74	1	—
Accumulated other comprehensive loss	149	122	2	—
Amounts recognized in the accumulated other comprehensive loss consist of:
Unamortized net amount resulting from changes in defined benefit plan experience and actuarial assumptions, net of taxes	147	119	2	—
Unamortized amount resulting from changes in defined benefit plan provisions, net of taxes	2	3	—	—
Total	$149	$122	$2	$—

Schedule of amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year

	Pension Benefits	Other Postretirement Benefits
	(Dollars in Millions)
Expense resulting from changes in plan experience and actuarial assumptions	$19	$—
Expense resulting from changes in plan provisions	1	—

Schedule of pension plans with an accumulated benefit obligation in excess of plan assets

	2011	2010
	(Dollars in Millions)
Accumulated benefit obligation	$531	$62
Fair value of plan assets	448	—

Schedule of pension plans with a projected benefit obligation in excess of plan assets

	2011	2010
	(Dollars in Millions)
Projected benefit obligation	$583	$521
Fair value of plan assets	448	429

Schedule of components of net periodic benefit cost

	Pension Benefits			Other Postretirement Benefits
	2011	2010	2009	2011	2010	2009
	(Dollars in Millions)
Components of net periodic benefit cost
Benefits earned during the year	$25	$19	$16	$1	$1	$—
Interest accrued on benefits earned in prior years	29	28	28	1	1	1
Expected return on plan assets	(34)	(32)	(30)	—	—	—
Amortization components
Amount resulting from changes in plan provisions	1	1	1	—	(1)	—
Net amount resulting from changes in plan experience and actuarial assumptions	14	14	8	—	—	—
Net periodic benefit cost	$35	$30	$23	$2	$1	$1

Schedule of weighted-average assumptions used to determine benefit obligations

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
Discount rate—Qualified Plans	4.99%	5.59%	4.48%	4.99%
Discount rate—Non-Qualified Plans	4.92%	5.54%	—	—
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%

Schedule of weighted-average assumptions used to determine net periodic benefit cost

	Pension Benefits			Other Postretirement Benefits
	2011	2010	2009	2011	2010	2009
Discount rate—Qualified Plan	5.59%	5.64%	6.06%	4.99%	5.21%	5.88%
Discount rate—Non-Qualified Plans	5.54%	5.63%	6.04%	—	—	—
Expected long-term return on plan assets	8.00%	8.25%	8.25%	—	—	—
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

Schedule of assumed health care costs trend rates

	2011	2010
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	5.00%	5.00%
Year that trend rate reaches the ultimate trend rate	2017	2017

Schedule of fair value measurements of the plan assets

	Fair Value Measurements as of
	December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Percentage of Plan Assets as of December 31, 2011
	(Dollars in millions)
Asset Category
Common collective trusts
Cash	$3	$3	$—	$—	1%
Equity securities:
U.S. large-cap	75	—	75	—	17%
U.S. mid-cap growth	17	—	17	—	3%
International large-cap value	92	—	92	—	21%
Domestic real estate	23	—	23	—	5%
Fixed income	165	—	165	—	37%
Partnership and joint venture interests	30	—	—	30	7%
Insurance contracts at contract value	2	—	2	—	—%
Other types of investments	41	—	41	—	9%
Total	$448	$3	$415	$30	100%

	Fair Value Measurements as of
	Balance at December 31, 2010
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Percentage of Plan Assets as of December 31, 2011
	(Dollars in millions)
Asset Category
Common collective trusts
Cash	$1	$1	$—	$—	—%
Equity securities:
U.S. large-cap	125	—	125	—	29%
U.S. mid-cap growth	34	—	34	—	8%
International large-cap value	60	—	60	—	14%
Domestic real estate	20	—	20	—	5%
Fixed income	159	—	159	—	37%
Partnership and joint venture interests	28	—	—	28	7%
Insurance contracts at contract value	2	—	2	—	—%
Total	$429	$1	$400	$28	100%

Schedule of fair value measurement of plans assets using significant unobservable inputs (Level 3)

Partnerships and Joint Venture Interests
(Dollars in Millions)
Balance as of January 1, 2010	$21
Unrealized gains	4
Purchases and sales	3
Balance as of December 31, 2010	28
Realized losses	(1)
Unrealized gains	5
Purchases and sales	(2)
Balance at December 31, 2011	$30

Schedule of expected benefit payments

	Estimated Future Benefit Payments
	Pension Benefits	Other Postretirement Benefits
	(Dollars in Millions)
2012	$44	$2
2013	47	2
2014	49	2
2015	45	2
2016	47	2
2017-2021	260	11